Convertible Redeemable Preferred Shares - Schedule of Preferred Shares Activities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Preferred Shares Activities [Line Items]
Balances	¥ 1,595,051,558	¥ 1,499,109,342	¥ 1,472,641,591
Re-designation			(76,041,096)
Accretion to redemption value of mezzanine equity	73,922,689	95,942,216	102,508,847
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	(1,668,974,247)
Balances		¥ 1,595,051,558	¥ 1,499,109,342
Series Pre-A Preferred Shares [Member]
Schedule of Preferred Shares Activities [Line Items]
Balances (in Shares)	2,722,222	2,722,222	2,722,222
Balances	¥ 252,754,571	¥ 238,996,989	¥ 224,619,462
Re-designation
Accretion to redemption value of mezzanine equity	¥ 10,600,104	¥ 13,757,582	¥ 14,377,527
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO (in Shares)	(2,722,222)
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	¥ (263,354,675)
Balances (in Shares)		2,722,222	2,722,222
Balances		¥ 252,754,571	¥ 238,996,989
Series A Preferred Shares [Member]
Schedule of Preferred Shares Activities [Line Items]
Balances (in Shares)	2,957,613	2,957,613	2,957,613
Balances	¥ 391,730,202	¥ 369,312,953	¥ 346,956,953
Re-designation
Accretion to redemption value of mezzanine equity	¥ 17,272,307	¥ 22,417,249	¥ 22,356,000
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO (in Shares)	(2,957,613)
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	¥ (409,002,509)
Balances (in Shares)		2,957,613	2,957,613
Balances		¥ 391,730,202	¥ 369,312,953
Series B-1 Preferred Shares [Member]
Schedule of Preferred Shares Activities [Line Items]
Balances (in Shares)	911,178	911,178	911,178
Balances	¥ 91,356,164	¥ 86,342,465	¥ 80,027,397
Re-designation
Accretion to redemption value of mezzanine equity	¥ 3,863,014	¥ 5,013,699	¥ 6,315,068
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO (in Shares)	(911,178)
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	¥ (95,219,178)
Balances (in Shares)		911,178	911,178
Balances		¥ 91,356,164	¥ 86,342,465
Series B-2 Preferred Shares [Member]
Schedule of Preferred Shares Activities [Line Items]
Balances (in Shares)	2,460,315	2,460,315	2,460,315
Balances	¥ 279,915,069	¥ 264,372,603	¥ 248,084,932
Re-designation
Accretion to redemption value of mezzanine equity	¥ 11,975,342	¥ 15,542,466	¥ 16,287,671
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO (in Shares)	(2,460,315)
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	¥ (291,890,411)
Balances (in Shares)		2,460,315	2,460,315
Balances		¥ 279,915,069	¥ 264,372,603
Series B-3 Preferred Shares [Member]
Schedule of Preferred Shares Activities [Line Items]
Balances (in Shares)	228,786	228,786	228,786
Balances	¥ 34,673,972	¥ 32,668,493	¥ 30,668,493
Re-designation
Accretion to redemption value of mezzanine equity	¥ 1,545,205	¥ 2,005,479	¥ 2,000,000
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO (in Shares)	(228,786)
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	¥ (36,219,177)
Balances (in Shares)		228,786	228,786
Balances		¥ 34,673,972	¥ 32,668,493
Series B-4 Preferred Shares [Member]
Schedule of Preferred Shares Activities [Line Items]
Balances (in Shares)	3,317,114	3,317,114	3,770,112
Balances	¥ 544,621,580	¥ 507,415,839	¥ 542,284,354
Re-designation (in Shares)			(452,998)
Re-designation			¥ (76,041,096)
Accretion to redemption value of mezzanine equity	¥ 28,666,717	¥ 37,205,741	¥ 41,172,581
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO (in Shares)	(3,317,114)
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	¥ (573,288,297)
Balances (in Shares)		3,317,114	3,317,114
Balances		¥ 544,621,580	¥ 507,415,839